Contingencies, Commitments and Guarantees (Insolvency Assessments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$ 29	$ 34
Premium tax offsets currently available for paid assessments	50	65
Other Liabilities:
Insolvency assessments	43	50
Insurance-related Assessments
Loss Contingencies [Line Items]
Total assets held for insolvency assessments	$ 79	$ 99